Note 5 - Significant Agreements and Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Collaborative Arrangement Disclosure [Text Block]

4. Significant Agreements and Contracts

Vertex Option and License Agreement

In August 2012, the Company entered the Vertex Agreement, as amended, to acquire an exclusive license to develop and commercialize a drug candidate “VX-745” from Vertex. In August 2014, the Company exercised its option to acquire the license and paid an option fee of $100,000, which was expensed as incurred as a component of research and development expense.

The Vertex Agreement granted the Company the exclusive worldwide use of VX-745 in the field of diagnosis, treatment and prevention of Alzheimer’s disease and related central nervous system disorders in humans.

As part of the Vertex Agreement, the Company is obligated to make certain payments totaling up to approximately $117.0 million upon achievement of certain regulatory and sales milestones, and royalties on net sales of products on indications covered by the Vertex Agreement. The first expected milestone events concern filing of an NDA, with the FDA for marketing approval of neflamapimod, in the U.S., or a similar filing for a non-U.S. major market, as specified in the Vertex Agreement, and such royalties will be on a sliding scale of percentages of net sales in the low- to mid-teens, depending on the amount of net sales in the applicable years. The Company is also obligated to make a milestone payment to Vertex upon net sales reaching a certain specified amount in any 12-month period. The Vertex Agreement states that royalties will be reduced by 50% during any portion of the royalty term when there is no valid claim of an issued patent within specified patent rights covering the licensed product. The Company also has the right to deduct, on a country by country basis, from royalties otherwise payable to Vertex under the terms of the Vertex Agreement, 50% of all royalties, upfront fees, milestones and other payments paid by the Company or any of the Company’s affiliates or sublicensees to third parties under licenses that are necessary for the development, manufacture, sale or use of a licensed product, provided that in no event will the royalty payable to Vertex be reduced to less than 50% of the rates specified in the Vertex Agreement, subject to certain adjustments specified therein. The Company has made a total of $100,000 in payments to Vertex related to the Vertex Agreement. No payments were made during the three months ended March 31, 2024 and 2023.

National Institute of Aging Grant

In January 2023, the Company was awarded a $21.0 million grant from the NIA to support a Phase 2b study of neflamapimod in DLB. The grant monies are expected to be received over a period of three years including $6.7 million in 2023, $8.1 million in 2024 and $6.2 million in 2025.

The total revenue recognized from the NIA Grant was $2.3 million and $1.4 million for the three months ended March 31, 2024 and 2023, respectively. As of March 31, 2024, aggregate total cash funding of $10.1 million has been received from the NIA Grant, resulting in approximately $10.9 million in funding remaining.

The Company received access to the current year 2 (i.e., the year ending December 31, 2024) funding in the amount of $7.3 million in February 2024. This amount was 90% of the full year 2 amount provided for in the NIA Grant due to then-current NIA policy as a result of the U.S. government being funded at such time on the basis of a continuing resolution. Consolidated appropriations acts were signed into law in March 2024, and the Company expects to receive the remaining 10% of the year 2 amount by June 30, 2024.

5. Significant Agreements and Contracts

Vertex Option and License Agreement

In August 2012, the Company entered the Vertex Agreement, as amended, to acquire an exclusive license to develop and commercialize a drug candidate “VX-745” from Vertex. In August 2014, the Company exercised its option to acquire the license and paid an option fee of $100,000, which was expensed as incurred as a component of research and development expense.

The Vertex Agreement granted the Company the exclusive worldwide use of VX-745 in the field of diagnosis, treatment and prevention of Alzheimer’s disease and related central nervous system disorders in humans.

As part of the Vertex Agreement, the Company is obligated to make certain payments totaling up to approximately $117.0 million upon achievement of certain regulatory and sales milestones, and royalties on net sales of products on indications covered by the Vertex Agreement. The first expected milestone events concern filing of an NDA, with the FDA for marketing approval of neflamapimod, in the U.S., or a similar filing for a non-U.S. major market, as specified in the Vertex Agreement, and such royalties will be on a sliding scale of percentages of net sales in the low- to mid-teens, depending on the amount of net sales in the applicable years. The Company is also obligated to make a milestone payment to Vertex upon net sales reaching a certain specified amount in any 12-month period. The Vertex Agreement states that royalties will be reduced by 50% during any portion of the royalty term when there is no valid claim of an issued patent within specified patent rights covering the licensed product. The Company also has the right to deduct, on a country by country basis, from royalties otherwise payable to Vertex under the terms of the Vertex Agreement, 50% of all royalties, upfront fees, milestones and other payments paid by the Company or any of the Company’s affiliates or sublicensees to third parties under licenses that are necessary for the development, manufacture, sale or use of a licensed product, provided that in no event will the royalty payable to Vertex be reduced to less than 50% of the rates specified in the Vertex Agreement, subject to certain adjustments specified therein. The Company has made a total of $100,000 in payments to Vertex related to the Vertex Agreement. No payments were made during the years ended December 31, 2023 and 2022.

National Institute of Aging Grant

In January 2023, the Company was awarded a $21.0 million grant from the NIA to support a Phase 2b study of neflamapimod in dementia with Lewy bodies. The grant monies are expected to be received over a period of three years including $6.7 million in 2023, $8.1 million in 2024 and $6.2 million in 2025.

The total revenue recognized from the NIA Grant was $7.1 million year ended December 31, 2023. As of December 31, 2023, total cash funding of $6.2 million has been received from the NIA Grant, resulting in approximately $15.8 million in funding remaining. In addition, $0.9 million has been recorded as a receivable in the consolidated balance sheet at December 31, 2023, which was received subsequent to December 31, 2023.

The Company received access to the current year 2 (i.e., the year ending December 31, 2024) funding in the amount of $7.3 million in February 2024. This amount was 90% of the full year 2 amount provided for in the NIA Grant due to current NIA policy as a result of the U.S. government currently being funded on the basis of a continuing resolution (the “Continuing Resolution”).